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                   Charles Schwab Investment Management, Inc.
                              101 Montgomery Street
                             San Francisco, CA 94104

March 2, 2005

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: SCHWAB CAPITAL TRUST (FILE NOS. 33-62470 AND 811-7704) Schwab Equity Index Funds
            Schwab S&P 500 Index Fund
            Schwab Institutional Select(R) S&P 500 Fund
            Schwab Small-Cap Index Fund(R)
            Schwab Total Stock Market Index Fund(R)
            Schwab International Index Fund(R)
      Laudus MarketMasters Funds(TM)
            Laudus U.S. MarketMasters Fund(TM)
            Laudus Balanced MarketMasters Fund(TM)
            Laudus Small-Cap MarketMasters Fund(TM)
            Laudus International MarketMasters Fund(TM)
      Schwab MarketTrack Portfolios(R)
            Schwab MarketTrack All Equity Portfolio(TM)
            Schwab MarketTrack Growth Portfolio(TM)
            Schwab MarketTrack Balanced Portfolio(TM)
            Schwab MarketTrack Conservative Portfolio(TM) Schwab Core Equity Fund(TM)
      Schwab Hedged Equity Fund(TM)
      Schwab Financial Services Fund
      Schwab Health Care Fund
      Schwab Technology Fund
      Schwab Small-Cap Equity Fund(TM)
      Schwab Large-Cap Growth Fund(TM)
      Schwab Dividend Equity Fund(TM)
      Schwab Premier Equity Fund(R)
      Schwab Target Funds
            Schwab Target 2010 Fund
            Schwab Target 2020 Fund
            Schwab Target 2030 Fund
            Schwab Target 2040 Fund
            Schwab Retirement Income Fund
      POST-EFFECTIVE AMENDMENT NO. 79
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated February 28, 2006, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Shelley Harding-Riggen
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Shelley Harding-Riggen
Corporate Counsel
Charles Schwab Investment Management, Inc.